Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee’s does not have a policy or practice on when to grant option awards. The Compensation Committee does not have a policy or practice of taking into account material nonpublic information when determining the timing and terms of option awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Option awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option grant dates. However, if public announcement of material information is anticipated, the grant date of any option awards may be deferred at the discretion of the Compensation Committee until the first trading day after release of such information.
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false